STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

September 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Banks - 6.7%
JPMorgan Chase & Co.	314,970		37,068,819
The PNC Financial Services Group	166,850		23,385,696
U.S. Bancorp	401,436		22,215,468
			82,669,983
Capital Goods - 7.3%
Honeywell International	215,316		36,431,467
Raytheon	148,107		29,057,112
Roper Technologies	70,469		25,129,245
			90,617,824
Consumer Services - 2.8%
McDonald's	161,500		34,675,665
Diversified Financials - 1.8%
CBOE Global Markets	193,876		22,278,291
Energy - 4.0%
Helmerich & Payne	561,848	[a]	22,513,249
Valero Energy	322,679		27,505,158
			50,018,407
Food & Staples Retailing - 3.7%
Costco Wholesale	75,127		21,644,840
Walmart	201,622		23,928,499
			45,573,339
Food, Beverage & Tobacco - 2.9%
PepsiCo	265,400		36,386,340
Health Care Equipment & Services - 9.2%
Abbott Laboratories	250,132		20,928,544
Anthem	87,454		20,997,705
Baxter International	284,379		24,874,631
Boston Scientific	685,892	[b]	27,908,946
Danaher	139,496		20,147,407
			114,857,233
Insurance - 4.3%
American International Group	666,330		37,114,581
The Progressive	217,051		16,767,190
			53,881,771
Materials - 1.9%
FMC	268,232		23,518,582
Media & Entertainment - 4.0%
Alphabet, Cl. C	40,644	[b]	49,545,036

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 8.1%
Merck & Co.		405,711		34,152,752
Pfizer		730,935		26,262,495
Vertex Pharmaceuticals		100,549	[b]	17,035,012
Zoetis		184,521		22,989,471
				100,439,730
Retailing - 6.9%
Amazon.com		34,520	[b]	59,923,613
O'Reilly Automotive		65,780	[b]	26,213,988
				86,137,601
Semiconductors & Semiconductor Equipment - 3.2%
Broadcom		81,779		22,576,729
Xilinx		178,732		17,140,399
				39,717,128
Software & Services - 16.8%
Adobe		54,000	[b]	14,917,500
International Business Machines		161,262		23,450,720
Microsoft		542,447		75,416,406
PayPal Holdings		211,079	[b]	21,865,674
Salesforce.com		186,329	[b]	27,658,677
Visa, Cl. A		260,788	[a]	44,858,144
				208,167,121
Technology Hardware & Equipment - 5.9%
Apple		175,198		39,239,096
Cisco Systems		697,551		34,465,995
				73,705,091
Telecommunication Services - 3.5%
Verizon Communications		710,443		42,882,340
Transportation - 2.7%
Union Pacific		204,521		33,128,312
Utilities - 3.9%
NextEra Energy		134,125		31,249,784
PPL		532,158		16,757,655
				48,007,439
Total Common Stocks (cost $874,090,325)				1,236,207,233
	1-Day Yield (%)
Investment Companies - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,522,090)	1.89	8,522,090	[c]	8,522,090
Total Investments (cost $882,612,415)		100.3%		1,244,729,323
Liabilities, Less Cash and Receivables		(.3%)		(3,164,305)
Net Assets		100.0%		1,241,565,018

a Security, or portion thereof, on loan. At September 30, 2019, the value of the fund’s securities on loan was $43,464,539 and the value of the collateral was $44,850,399, consisting of U.S. Government & Agency securities.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Securities Fund, Inc.

September 30, 2019 (Unaudited)

The following is a summary of the inputs used as of September 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	1,236,207,233	-	-	1,236,207,233
Investment Companies	8,522,090	-	-	8,522,090
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(17)	-	(17)

† See Statement of Investments for additional detailed categorizations, if any.

† † Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Large Cap Securities Fund, Inc.

September 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation)($)
Goldman Sachs
Japanese Yen	2,126,085	United States Dollar	19,681	10/1/19	(17)
Gross Unrealized Depreciation					(17)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price

NOTES

is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service

NOTES

by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

NOTES

At September 30, 2019, accumulated net unrealized appreciation on investments was $362,116,908, consisting of $381,971,957 gross unrealized appreciation and $19,855,049 gross unrealized depreciation.

At September 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.